Related Party Balances and Transactions - Sales of goods (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Sales of goods	¥ 4,139,199	¥ 298,489
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Transaction [Line Items]
Sales of goods	4,138,187	290,135
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Transaction [Line Items]
Sales of goods	485	1,453
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Sales of goods	370
Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Transaction [Line Items]
Sales of goods	¥ 157
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Sales of goods		4,402
Beijing Bitauto Interactive Technology Co., Ltd.
Related Party Transaction [Line Items]
Sales of goods		1,974
Beijing Yiche Information Science and Technology Co., Ltd
Related Party Transaction [Line Items]
Sales of goods		¥ 525